PHOENIX INCOME CHOICE(SM)
                              PHOENIX ASSET MANAGER

     PHL VARIABLE ACCUMULATION ACCOUNT ISSUED BY PHL VARIABLE INSURANCE COMPANY
 PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ISSUED BY PHOENIX LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003

                                   ----------

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

               THE PHOENIX EDGE SERIES FUND
               ----------------------------
                 [diamond]  Phoenix-Goodwin Multi-Sector Short Term Bond Series

               THE RYDEX VARIABLE TRUST
               ------------------------
                 [diamond]  Rydex Variable Trust Juno Fund
                 [diamond]  Rydex Variable Trust Nova Fund
                 [diamond]  Rydex Variable Trust Sector Rotation Fund

THE FOLLOWING UPDATES THE "SUMMARY OF EXPENSES" SECTION OF YOUR PROSPECTUS:

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                      Investment         Rule        Other Operating       Total Annual Fund
                     Series                         Management Fee    12b-1 Fees         Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(8)         N/A              0.45%(2)               0.95%(7)
------------------------------------------------------------------------------------------------------------------------------

   (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
   (7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                             Reimbursements    Net Annual
          Series                                                & Waivers    Fund Expenses
          ------                                                ---------    -------------
          Phoenix-Goodwin Multi-Sector Short Term Bond            (0.75%)         0.20%


   (8) The advisor voluntarily agrees to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Net Annual
                                                               Rule                                              Fund Expenses
                                                             12b-1 or     Other       Total                          After
                                             Investment      Service    Operating  Annual Fund  Reimbursements  Reimbursements
                 Series                    Management Fee      Fees      Expenses    Expenses     & Waivers        & Waivers
------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                 0.90%           N/A         0.85%(10)  1.75%        (0.00%)         1.75%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 0.75%           N/A         0.97%      1.72%        (0.00%)         1.72%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund      0.90%           N/A         0.79%      1.69%        (0.00%)         1.69%
------------------------------------------------------------------------------------------------------------------------------

   (10) Other operating expenses are estimated.



   (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

TF823

THE FOLLOWING IS ADDED TO THE "APPENDIX A - INVESTMENT OPTIONS" SECTION OF YOUR
PROSPECTUS:

INVESTMENT TYPE

---------------------------------------------------------------------------------------------------------------------------------
                                                        Investment Type
                                       ------------------------------------------------------------------------------------------
                                                Domestic  Domestic  Domestic  Growth &         International  Money
           Series                        Bond   Blend     Growth    Value     Income    Index  Growth         Market  Specialty
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term  |X|
Bond
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                     |X|
Fund
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Advisors
                                       ------------------------------------------------------------------------------------------
                                                                   Duff &
                                             Phoenix     Phoenix   Phelps               Fred       Deutsche    Federated
                                             Investment  Variable  Investment  Aim      Alger      Asset       Investment
                                             Counsel     Advisors  Management  Advisors Management Management  Management
            Series                           Inc.        Inc.      Co.         Inc.     Inc.       Inc.        Company
---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Goodwin Multi-Sector Short       |X|
    Term Bond
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Sector Rotation
    Fund
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                          Advisors
                                       ------------------------------------------------------------------------------------------
                                             Fidelity               Morgan
                                             Management  Franklin   Stanley               Templeton    Templeton   Templeton
                                             and         Mutual     Investment  Rydex     Asset        Global      Investment
                                             Research    Advisors,  Management  Global    Management,  Advisors    Counsel,
            Series                           Company     LLC        Inc.        Advisors  Ltd.         Limited     Inc.
---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Goodwin Multi-Sector Short
    Term Bond
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Juno Fund                                               |X|
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Nova Fund                                               |X|
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Sector Rotation
    Fund                                                                         |X|
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                          Advisors
                                       ------------------------------------------------------------------------------------------
                                             Wanger
                                             Asset
                                             Management,
            Series                           L.P.
---------------------------------------------------------------------------------------------------------------------------------
    Phoenix-Goodwin Multi-Sector Short
    Term Bond
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
    Rydex Variable Trust Sector Rotation
    Fund
---------------------------------------------------------------------------------------------------------------------------------



Date: June 2, 2003             Please keep this supplement for future reference.

TF823